Financial Instruments and Fair Value Measurements - Recurring Measurements (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Interest rate swaps-liability position	$ (202,450)	$ (231,016)
Forward freight agreements - liability position		(1,063)
Foreign currency forward contracts - asset position		1,538
Total	(202,450)	(230,541)
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
Interest rate swaps-liability position
Forward freight agreements - liability position		(1,063)
Foreign currency forward contracts - asset position		1,538
Total		475
Significant Other Observable Inputs (Level 2)
Interest rate swaps-liability position	(202,450)	(231,016)
Forward freight agreements - liability position
Foreign currency forward contracts - asset position
Total	(202,450)	(231,016)
Unobservable Inputs (Level 3)
Interest rate swaps-liability position
Forward freight agreements - liability position
Foreign currency forward contracts - asset position
Total		$ 0